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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07816

PCM Fund, Inc.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York	10105
(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: December 31, 2010

Date of reporting period: March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments

PCM Fund, Inc. Schedule of Investments

March 31, 2010 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
MORTGAGE-BACKED SECURITIES—125.4%
$721	American Home Mortgage Assets, 1.383%, 11/25/46, CMO, FRN	Caa1/CCC	$338,040
420	Banc of America Alternative Loan Trust, 6.25%, 1/25/37, CMO	Ca/NR	215,456
	Banc of America Commercial Mortgage, Inc., CMO (i),
2,000	5.414%, 9/10/47	Aaa/AAA	2,004,429
2,500	7.224%, 4/15/36, VRN	A1/NR	2,417,710
1,694	7.975%, 11/15/31, VRN	Aaa/AA+	1,639,970
	Banc of America Funding Corp., CMO,
468	5.798%, 3/20/36, FRN	B3/BB	352,406
1,243	7.00%, 10/25/37	NR/CCC	845,791
2,000	Banc of America Large Loan, Inc., 0.98%, 8/15/29, CMO, FRN (a)(c)	Aaa/AA	1,591,515
936	Banc of America Mortgage Securities, Inc., 5.180%, 6/25/35, CMO, FRN	Ba3/NR	765,310
1,000	BCRR Trust, 5.858%, 7/17/40, CMO, VRN (a)(c)	Aaa/NR	816,373
640	Bear Stearns Adjustable Rate Mortgage Trust,
	4.785%, 5/25/34, CMO, FRN (i)	A2/A+	587,890
	Bear Stearns Alt-A Trust, CMO,
470	3.618%, 9/25/34, VRN	A2/AAA	310,756
335	5.460%, 7/25/35, FRN	Ba1/CCC	231,328
2,000	5.648%, 8/25/36, VRN	Caa3/CC	783,357
356	5.754%, 5/25/36, VRN	Caa2/CC	195,164
893	6.25%, 8/25/36, VRN	Caa2/CCC	423,064
323	Bear Stearns Asset Backed Securities Trust, 5.50%, 12/25/35, CMO	Caa1/CCC	248,680
	Bear Stearns Commercial Mortgage Securities, CMO,
1	5.06%, 11/15/16	Aaa/AAA	972
3,000	5.694%, 6/11/50, VRN (i)	NR/A+	2,973,286
2,000	5.719%, 6/11/40, VRN	Aaa/NR	1,977,063
1,000	5.812%, 5/11/39, VRN (a)(c)	NR/BBB+	727,830
1,332	6.50%, 2/15/32 (c)	NR/BB	1,020,049
1,737	CBA Commercial Small Balance Commercial Mortgage,
	5.54%, 1/25/39, CMO (a)(c)(f)	Ca/BBB-	967,906
2,500	Citigroup Commercial Mortgage Trust, 5.699%, 12/10/49, CMO, VRN (i)	Aaa/AA	2,493,046
	Citigroup Mortgage Loan Trust, Inc., CMO, VRN,
1,022	5.199%, 9/25/35	NR/CCC	791,128
969	5.676%, 11/25/36	NR/CCC	722,661
4,012	Citigroup/Deutsche Bank Commercial Mortgage Trust,
	5.322%, 12/11/49, CMO (i)	Aaa/A-	3,889,275
3,000	Commercial Capital Access One, Inc., 7.950%, 11/15/28, CMO, VRN (a)(c)	NR/NR	1,063,506
	Commercial Mortgage Pass Through Certificates, CMO (a)(c),
1,500	6.586%, 7/16/34 (i)	Aaa/AAA	1,606,489
1,500	6.812%, 7/16/34, VRN	Aa2/A+	1,397,767
2,893	6.83%, 2/14/34, VRN (i)	Aaa/NR	2,980,057
	Countrywide Alternative Loan Trust, CMO,
584	0.526%, 2/25/37, FRN	Caa2/CCC	322,153
395	6.00%, 11/25/35	Caa2/CCC	301,755
	Credit Suisse First Boston Mortgage Securities Corp., CMO,
22,545	1.42%, 12/15/35, IO, VRN (a)(c)(i)	NR/AAA	691,392
3,000	6.574%, 12/15/35 (i)	Aaa/AAA	3,155,572
200	7.00%, 2/25/33	Aaa/AAA	205,645
2,000	7.46%, 1/17/35, VRN (c)	NR/NR	2,179,153
	Credit Suisse Mortgage Capital Certificates, CMO,
1,100	0.40%, 10/15/21, FRN (a)(c)	Aa1/AAA	916,538
5,000	5.467%, 9/15/39 (i)	Aaa/AAA	4,811,169
461	5.896%, 4/25/36	Caa1/CCC	319,978
370	6.50%, 5/25/36	Caa2/CC	134,842

PCM Fund, Inc. Schedule of Investments

March 31, 2010 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
$1,925	CW Capital Cobalt Ltd., 5.223%, 8/15/48, CMO	NR/AA-	$1,840,569
4,185	FFCA Secured Lending Corp., 1.22%, 9/18/27, CMO, IO, VRN (a)(c)	Aaa/NR	89,035
398	First Horizon Alternative Mortgage Securities,
	5.369%, 8/25/35, CMO, FRN	B1/CCC	108,142
384	First Horizon Asset Securities, Inc., 2.899%, 4/25/35, CMO, FRN	Baa2/AAA	351,463
2,000	First Union-Lehman Brothers-Bank of America, 6.778%, 11/18/35, CMO (i)	Aaa/AAA	2,145,213
	GMAC Commercial Mortgage Securities, Inc., CMO (c),
2,000	6.50%, 5/15/35 (i)	NR/BBB	2,090,586
1,500	6.944%, 5/15/30, VRN (a)	NR/NR	837,882
1,500	8.052%, 9/15/35, VRN (a)	NR/NR	1,446,173
	Greenwich Capital Commercial Funding Corp., CMO,
1,500	5.419%, 1/5/36, VRN (a)(c)	A2/A+	1,304,137
2,000	5.444%, 3/10/39	Aaa/A	1,947,857
	GS Mortgage Securities Corp. II, CMO,
2,000	1.278%, 3/6/20, FRN (a)(c)	NR/BB	1,631,327
5,750	5.56%, 11/10/39 (i)	Aaa/NR	5,700,627
3,480	7.397%, 8/5/18, VRN (a)(c)	Baa2/NR	2,659,301
	JPMorgan Chase Commercial Mortgage Securities Corp., CMO,
3,000	0.68%, 7/15/19, FRN (a)(c)	Aa2/NR	2,278,450
9,427	1.00%, 3/12/39, IO, VRN (a)(c)(i)	Aaa/NR	304,791
2,000	5.65%, 3/18/51, VRN (a)(c)	Aa3/NR	1,556,250
1,400	5.746%, 2/12/49, VRN	Aaa/A+	1,393,364
1,195	5.794%, 2/12/51, VRN (i)	Aaa/A+	1,193,902
1,150	5.990%, 2/15/51, VRN (i)	Aaa/A-	1,164,083
2,000	6.162%, 5/12/34 (i)	Aaa/NR	2,128,185
	JPMorgan Mortgage Trust, CMO,
680	4.071%, 7/25/35, FRN	B1/AAA	607,494
518	5.119%, 10/25/35, VRN	Ba3/NR	480,766
950	LB Commercial Conduit Mortgage Trust, 5.949%, 7/15/44, CMO, VRN	Aaa/A	919,060
	LB-UBS Commercial Mortgage Trust, CMO,
1,278	5.347%, 11/15/38 (i)	NR/AAA	1,284,287
1,500	5.683%, 7/15/35 (a)(c)	Ba1/BBB-	693,269
1,572	6.95%, 3/15/34, VRN (a)(c)	A1/A	1,375,530
2,000	7.29%, 9/15/34 (a)(c)	B1/NR	1,906,007
1,799	Luminent Mortgage Trust, 0.416%, 12/25/36, CMO, FRN	B2/B+	954,267
	Merrill Lynch/Countrywide Commercial Mortgage Trust, CMO,
1,500	5.485%, 3/12/51, VRN (i)	Aaa/NR	1,377,815
2,300	5.70%, 9/12/49	NR/A+	2,172,178
1,500	Merrill Lynch Mortgage Investors, Inc., 6.414%, 12/15/30, CMO, VRN	A3/AA+	1,606,576
	MLCC Mortgage Investors, Inc., CMO, FRN,
614	0.456%, 7/25/30	Aa2/AAA	437,798
204	0.496%, 11/25/35	A1/BBB	172,513
714	0.496%, 11/25/35	A3/BBB	611,765
535	0.576%, 11/25/29	Aaa/AAA	436,550
	Morgan Stanley Capital I, CMO,
2,000	5.447%, 2/12/44, VRN	Aaa/A	1,911,232
315	5.692%, 4/15/49, VRN	Aaa/A-	289,458
558	5.809%, 12/12/49	NR/A+	549,149
	Morgan Stanley Mortgage Loan Trust, CMO,
783	3.440%, 1/25/35, VRN	NR/CCC	101,641
1,000	6.00%, 8/25/37	NR/CCC	783,637
1,897	Nationslink Funding Corp., 7.105%, 1/20/13, CMO, VRN (a)(c)	NR/BBB+	2,009,162
	Ocwen Residential MBS Corp., CMO, VRN (a)(c),
259	6.835%, 6/25/39 (e)	NR/NR	8,847
2,298	7.00%, 10/25/40 (f)	B3/NR	259,512

PCM Fund, Inc. Schedule of Investments

March 31, 2010 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
	RBSCF Trust, CMO, VRN (a)(c)(f),
$1,000	5.223%, 8/26/47	NR/NR	$870,000
1,000	5.331%, 2/26/44	NR/NR	850,000
1,000	5.336%, 5/16/47	NR/NR	870,000
2,744	6.068%, 2/17/51	NR/NR	1,900,220
	Residential Accredit Loans, Inc., CMO,
778	6.00%, 8/25/35	NR/CCC	578,648
812	6.50%, 9/25/37	NR/CC	474,636
683	Residential Asset Securitization Trust, 6.00%, 3/25/37, CMO	NR/CC	466,836
	RMF Commercial Mortgage Pass Through Certificates, CMO (a)(c),
247	7.471%, 1/15/19	NR/NR	172,963
265	9.35%, 1/15/19, VRN	NR/NR	75,583
328	Sequoia Mortgage Trust, 0.440%, 7/20/36, CMO, FRN	Ba3/BBB+	267,488
	Structured Adjustable Rate Mortgage Loan Trust, CMO, VRN,
1,543	5.882%, 11/25/36	NR/CC	1,178,452
1,785	5.976%, 4/25/36	NR/CC	1,176,400
466	Structured Asset Securities Corp., 5.00%, 5/25/35, CMO	Baa3/AAA	410,778
425	TBW Mortgage Backed Pass Through Certificates, 6.00%, 7/25/36, CMO	NR/D	256,520
3,000	TrizecHahn Office Properties, 7.604%, 5/15/16, CMO (a)(c)	Baa1/A	3,064,485
1,000	UBS Commercial Mortgage Trust, 0.814%, 7/15/24 (a)(c)	Aa1/BB+	622,968
	Wachovia Bank Commercial Mortgage Trust, CMO,
3,000	0.350%, 9/15/21, FRN (a)(c)	A1/A+	2,246,367
42,284	1.00%, 10/15/41, IO, VRN (a)(c)(i)	Aaa/AAA	827,289
2,500	5.188%, 2/15/41, VRN (a)(c)	Baa2/BBB	1,905,162
1,000	5.509%, 4/15/47	Aaa/BBB+	906,369
5,044	5.605%, 2/15/35, VRN (a)(b)(c)(j)
	(acquisition cost-$4,627,870; purchased 3/31/10)	NR/AA-	4,627,870
1,825	5.902%, 2/15/51, VRN	Aaa/BBB	1,649,248

	Total Mortgage-Backed Securities (cost—$131,219,175)		127,934,603

CORPORATE BONDS & NOTES—37.9%
Airlines—8.0%
4,706	American Airlines Pass Through Trust, 6.817%, 11/23/12 (i)	B2/BB-	4,729,530
518	Northwest Airlines, Inc., 1.001%, 5/20/14, FRN (MBIA) (i)	Baa2/BBB-	445,121
	United Air Lines Pass Through Trust (i),
890	6.636%, 1/2/24	Ba1/BB+	822,809
1,000	9.75%, 1/15/17	Ba1/BBB	1,052,500
1,000	10.40%, 5/1/18	Ba1/BBB	1,075,000

			8,124,960

Automotive—0.7%
750	Tenneco, Inc., 8.625%, 11/15/14 (i)	Caa2/CCC+	765,000

Banking—3.0%
1,000	American Express Bank FSB, 0.380%, 5/29/12, FRN (i)	A2/BBB+	986,395
2,000	Regions Financial Corp., 7.75%, 11/10/14 (i)	Baa3/BBB-	2,106,308

			3,092,703

Electric—0.2%
250	Dynegy Holdings, Inc., 7.125%, 5/15/18	B3/B	178,750

Energy—1.0%
950	Consol Energy, Inc., 8.00%, 4/1/17 (a)(b)(c)(d)(j)
	(acquisition cost-$950,000; purchased 3/25/10)	B1/BB	980,875

PCM Fund, Inc. Schedule of Investments

March 31, 2010 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
Financial Services—14.6%
$900	American General Finance Corp., 0.507%, 12/15/11, FRN (i)	B2/B	$841,964
1,000	Cantor Fitzgerald L.P., 7.875%, 10/15/19 (a)(c)(i)	Baa3/BBB	1,003,808
	CIT Group, Inc.,
183	7.00%, 5/1/13	NR/NR	179,738
275	7.00%, 5/1/14	NR/NR	260,666
275	7.00%, 5/1/15	NR/NR	257,227
459	7.00%, 5/1/16	NR/NR	424,126
642	7.00%, 5/1/17	NR/NR	593,779
	Ford Motor Credit Co. LLC (i),
2,000	7.25%, 10/25/11	B1/B-	2,068,538
500	8.00%, 12/15/16	B1/B-	527,220
2,000	9.875%, 8/10/11	B1/B-	2,121,836
500	General Electric Capital Corp., 0.376%, 6/12/12, FRN	Aa2/AA+	486,278
2,000	GMAC, Inc., 8.30%, 2/12/15 (a)(c)(i)	B3/B	2,105,000
1,000	Merrill Lynch & Co., Inc., 0.711%, 1/15/15, FRN (i)	A2/A	932,510
1,200	Morgan Stanley, 0.731%, 10/15/15, FRN (i)	A2/A	1,113,083
	SLM Corp. (i),
1,000	0.479%, 10/25/11, FRN	Ba1/BBB-	951,310
1,000	8.45%, 6/15/18	Ba1/BBB-	1,012,841

			14,879,924

Hotels/Gaming—1.1%
1,100	MGM Mirage, 9.00%, 3/15/20 (a)(b)(c)(j)
	(acquisition cost-$1,102,625; purchased 3/9/10-3/10/10)	B1/B	1,138,500

Insurance—5.6%
	American International Group, Inc. (i),
2,000	4.25%, 5/15/13	A3/A-	1,964,576
500	5.45%, 5/18/17	A3/A-	460,403
3,500	5.85%, 1/16/18	A3/A-	3,256,631

			5,681,610

Paper/Paper Products—0.9%
1,000	Weyerhaeuser Co., 7.375%, 3/15/32 (i)	Ba1/BBB-	966,319

Retail—2.8%
	CVS Pass Through Trust (i),
1,792	5.88%, 1/10/28	Baa2/NR	1,753,738
998	7.507%, 1/10/32 (a)(c)	Baa2/BBB+	1,112,828

			2,866,566

	Total Corporate Bonds & Notes (cost—$35,162,687)		38,675,207

ASSET-BACKED SECURITIES—5.4%
268	Ameriquest Mortgage Securities, Inc., 5.854%, 2/25/33, FRN (e)	Ca/D	23,191
158	Asset Backed Securities Corp. Home Equity, 2.990%, 6/21/29, FRN	Caa1/NR	20,551
1,073	Bear Stearns Asset Backed Securities Trust, 4.323%, 7/25/36, VRN	NR/CCC	686,447
96	CDC Mortgage Capital Trust, 5.346%, 3/25/33, FRN	C/D	1,034
1,214	Denver Arena Trust, 6.94%, 11/15/19 (a)(c)	NR/NR	1,095,536
138	EMC Mortgage Loan Trust, 0.896%, 2/25/41, FRN (a)(c)	NR/NR	116,064
278	GSAA Trust, 0.516%, 6/25/35, FRN	Aa3/AA+	167,817
73	Keystone Owner Trust, 9.00%, 1/25/29 (a)(c)	Baa3/NR	70,647
950	Lehman XS Trust, 5.42%, 11/25/35	Ba1/AAA	673,395

PCM Fund, Inc. Schedule of Investments

March 31, 2010 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
$2,455	Merrill Lynch First Franklin Mortgage Loan Trust,
	0.486%, 5/25/37, FRN	Ca/CCC	$1,034,228
1,000	Oakwood Mortgage Investors, Inc., 6.89%, 11/15/32, VRN	C/CCC-	326,259
131	PPM America High Yield CBO Ltd., 1.334%, 6/1/11 (b)(f)	NR/NR	58,297
102	Southern Pacific Secured Asset Corp., 0.586%, 7/25/29, FRN	B3/BB+	48,778
68	Structured Asset Investment Loan Trust, 4.746%, 10/25/33, FRN	Caa2/CC	4,671
1,000	UCFC Manufactured Housing Contract, 7.90%, 1/15/28, VRN	Ca/NR	1,089,375
1,856	UPS Capital Business Credit, 5.98%, 4/15/26, FRN (c)	C/NR	75,404

	Total Asset-Backed Securities (cost—$7,339,614)		5,491,694

MUNICIPAL BONDS & NOTES—2.2%
Arkansas—0.6%
865	Little Rock Municipal Property Owners Multipurpose Improvement Dist. No. 10, Special Tax, Capital Improvement Projects, 7.20%, 3/1/32, Ser. B	NR/NR	623,094

Iowa—0.4%
345	Dickinson Cnty. Rev., Spirit Lake, 7.75%, 12/1/12, Ser. B	NR/NR	365,976

Virginia—0.5%
565	Lexington Industrial Dev. Auth. Rev., 8.00%, 1/1/15, Ser. C	NR/NR	532,134

West Virginia—0.7%
960	Tobacco Settlement Finance Auth. Rev., 7.467%, 6/1/47, Ser. A	Baa3/BBB	763,296

	Total Municipal Bonds & Notes (cost—$2,667,735)		2,284,500

Shares
COMMON STOCK (h)—0.7%
Diversified Financial Services—0.6%
15,786	CIT Group, Inc.		615,022

Energy—0.1%
1,294	SemGroup Corp., Class A		37,519

	Total Common Stock (cost—$304,123)		652,541

Principal Amount (000s)
U.S. GOVERNMENT AGENCY SECURITIES—0.0%
$32	Federal Housing Administration, 8.36%, 1/1/12 (f) (cost—$31,758)	Aaa/AAA	31,700

Shares

WARRANTS (h)—0.0%
Energy—0.0%
1,362	SemGroup Corp., expires 11/14/30 (cost—$6,128)		11,235

SHORT-TERM INVESTMENTS—11.6%

Principal Amount (000s)
Corporate Notes—7.2%
Financial Services—6.6%
$1,300	American General Finance Corp., 4.625%, 9/1/10 (i)	B2/B	1,298,167

PCM Fund, Inc. Schedule of Investments

March 31, 2010 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
Financial Services (contiuned)
	International Lease Finance Corp.,
$100	0.472%, 5/24/10, FRN	B1/BB+	$100,007
2,100	4.875%, 9/1/10 (i)	B1/BB+	2,100,191
2,200	4.95%, 2/1/11 (i)	B1/BB+	2,202,088
1,000	5.625%, 9/15/10 (i)	B1/BB+	1,007,165

			6,707,618

Insurance—0.6%
600	American International Group, Inc., 4.70%, 10/1/10 (i)	A3/A-	605,931

	Total Corporate Notes (cost—$6,872,084)		7,313,549

Mortgage-Backed Securities—0.7%
1,000	First Union-National Bank-Bank of America Commercial Mortgage Trust, 6.00%, 1/15/11, CMO (a)(c) (cost—$1,000,981)	Ba3/NR	690,937

U.S. Government Agency Securities—0.0%
4	Freddie Mac, 0.109%, 2/1/11, FRN (g) (cost—$3,999)	Aaa/AAA	3,998

Repurchase Agreements—3.7%
3,200	Barclays Capital, Inc., dated 3/31/10, 0.01%, due 4/1/10, proceeds $3,200,001; collateralized by U.S. Treasury Bills, zero coupon, due 5/20/10, valued at $3,264,357		3,200,000
591	State Street Bank & Trust Co., dated 3/31/10, 0.01%, due 4/1/10, proceeds $591,000; collateralized by Federal Home Loan Bank, 4.375%, due 9/17/10, valued at $607,198 including accrued interest		591,000

	Total Repurchase Agreements (cost—$3,791,000)		3,791,000

	Total Short-Term Investments (cost—$11,668,064)		11,799,484

	Total Investments (cost—$188,399,284)—183.2%		186,880,964
	Liabilities in excess of other assets—(83.2%)		(84,878,714)

	Net Assets—100%		$102,002,250

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Directors, or persons acting at their discretion pursuant to procedures established by the Board of Directors, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund's investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities purchased on a when-issued basis are marked to market daily until settlement at the forward settlement date. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $57,466,148, representing 56.3% of net assets.

(b)	Illiquid.

(c)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)	When-issued. To be settled after March 31, 2010.

(e)	In default.

(f)	Fair-Valued—Securities with an aggregate value of $5,807,635, representing 5.7% of net assets.

(g)	All or partial amount segregated as collateral for swaps.

(h)	Non-income producing.

(i)	All or partial amount segregated as collateral for reverse repurchase agreements.

(j)	Restricted. The aggregate acquisition cost of such securities is $6,680,495. The aggregate market value of $6,747,245 is approximately 6.6% of net assets.

Glossary:

CMO	—Collateralized Mortgage Obligation
FRN	—Floating Rate Note. The interest rate disclosed reflects the rate in effect on March 31, 2010.
IO	—Interest Only
MBIA	—insured by Municipal Bond Investors Assurance
NR	—Not Rated
VRN

—Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on March 31, 2010.

Other Investments:

(A) Credit default swap agreements:

Sell protection swap agreements outstanding at March 31, 2010(1):

Swap Counterparty/Referenced Debt Issuer	Notional Amount Payable on Default (000s)(3)	Credit Spread(2)	Termination Date	Payments Received	Market Value(4)	Upfront Premiums Received	Unrealized Appreciation
Citigroup:
SLM	$1,000	3.31%	12/20/13	5.00%	$58,254	$(157,500)	$215,754
Deutsche Bank:
American International Group	2,000	2.01%	3/20/13	2.10%	6,367	—	6,367
SLM	1,000	3.31%	12/20/13	5.00%	58,254	(122,500)	180,754
SLM	3,000	3.79%	3/20/19	5.35%	299,723	—	299,723
Merrill Lynch:
SLM	700	3.31%	12/20/13	5.00%	40,777	(98,000)	138,777

					$463,375	$(378,000)	$841,375

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at March 31, 2010 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The Fund received $350,000 in cash as collateral for swap contracts. Cash collateral received may be invested in accordance with the Fund’s investment strategy.

(B) Open reverse repurchase agreements at March 31, 2010 were:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Bank of America	0.45%	3/8/10	4/8/10	$2,122,432	$2,121,795
	0.45%	3/10/10	4/9/10	962,815	962,550
	0.45%	3/17/10	4/16/10	987,148	986,963
	0.45%	3/25/10	4/26/10	924,081	924,000
	0.98%	3/3/10	4/5/10	1,631,287	1,630,000
	0.98%	3/5/10	4/6/10	1,101,809	1,101,000
	0.98%	3/16/10	4/16/10	1,395,608	1,395,000
	0.98%	3/17/10	4/19/10	2,197,897	2,197,000
Barclays Bank	0.55%	3/8/10	4/7/10	7,342,691	7,340,000
	0.55%	3/10/10	4/9/10	1,025,344	1,025,000
	0.55%	3/16/10	4/15/10	885,216	885,000
	0.55%	3/17/10	4/16/10	423,097	423,000
	0.75%	3/4/10	4/5/10	4,031,350	4,029,000
	0.75%	3/5/10	4/6/10	1,873,053	1,872,000
	0.75%	3/8/10	4/7/10	1,334,667	1,334,000
	0.75%	3/16/10	4/15/10	1,162,387	1,162,000
	0.75%	3/17/10	4/16/10	3,421,069	3,420,000
	0.75%	3/26/10	4/26/10	1,341,168	1,341,000
	1.00%	3/8/10	4/8/10	3,733,487	3,731,000
	1.15%	3/16/10	4/15/10	1,017,520	1,017,000
Credit Suisse First Boston	0.45%	3/4/10	4/5/10	1,698,594	1,698,000
	0.55%	3/16/10	4/16/10	1,945,475	1,945,000
Greenwich	0.83%	3/10/10	4/9/10	10,291,217	10,286,000
	0.84%	3/22/10	4/21/10	8,128,896	8,127,000
	0.98%	3/16/10	4/14/10	2,250,980	2,250,000
	0.98%	3/18/10	4/16/10	1,904,726	1,904,000
	0.99%	3/22/10	4/21/10	2,263,622	2,263,000
JPMorgan	0.75%	3/10/10	4/9/10	3,112,426	3,111,000
	0.75%	3/25/10	4/26/10	1,822,266	1,822,000
Morgan Stanley	0.75%	3/29/10	4/27/10	649,041	649,000
	1.00%	3/4/10	4/5/10	1,413,098	1,412,000
	1.00%	3/5/10	4/6/10	1,068,801	1,068,000
	1.00%	3/19/10	4/19/10	2,683,969	2,683,000

					$78,115,308

The weighted average daily balance of reverse repurchase agreements outstanding during the three months ended March 31, 2010 was $74,596,836 at a weighted average interest rate of 0.82%. The total market value of underlying collateral (refer to the Schedule of Investments for positions segregated as collateral for reverse repurchase agreements) for open reverse repurchase agreements at March 31, 2010 was $87,864,777.

The Fund received $594,782 and $310,000 in principal value of U.S. government agency securities and corporate bonds, respectively, and $705,000 in cash as collateral for reverse repurchase agreements outstanding. Cash collateral received may be invested in accordance with the Fund’s investment strategy. Collateral received as securities cannot be pledged.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1—quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2—valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3—valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the three months ended March 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized option adjusted spread pricing.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at March 31, 2010 in valuing the Fund’s assets and liabilities is listed below:

	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 3/31/10
Investments in Securities—Assets
Mortgaged-Backed Securities	$4,627,870	$117,589,095	$5,717,638	$127,934,603
Corporate Bonds & Notes:
Airlines	—	4,729,530	3,395,430	8,124,960
All Other	—	30,550,247	—	30,550,247
Asset-Backed Securities	—	5,433,397	58,297	5,491,694
Municipal Bonds & Notes	—	2,284,500	—	2,284,500
Common Stock:
Energy	—	37,519	—	37,519
All Other	615,022	—	—	615,022
U.S. Government Agency Securities	—	—	31,700	31,700
Warrants	—	—	11,235	11,235
Short-Term Investments	—	11,799,484	—	11,799,484
Total Investments in Securities—Assets	$5,242,892	$172,423,772	$9,214,300	$186,880,964
Other Financial Instruments*	—	$841,375	—	$841,375
Total Investments	$5,242,892	$173,265,147	$9,214,300	$187,722,339

*	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as swap agreements, which are valued at the unrealized appreciation (depreciation) of the instrument.

There were no significant transfers into and out of Levels 1 and 2 during the three months ended March 31, 2010.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended March 31, 2010, was as follows:

	Beginning Balance 12/31/09	Net Purchases (Sales) and Settlements	Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3**	Ending Balance 3/31/10
Investments in Securities—Assets
Mortgaged-Backed Securities	$5,440,288	$(276,995)	$56,540	$149,402	$1,173,622	—	$(825,219)	$5,717,638
Corporate Bonds & Notes:
Airlines	3,298,685	(40,314)	4,898	3,615	128,546	—	—	3,395,430
Asset-Backed Securities	58,579	—	1,662	—	(1,944)	—	—	58,297
U.S. Government Agency Securities	40,161	(8,347)	(19)	(52)	(43)	—	—	31,700
Warrants	6,128	—	—	—	5,107	—	—	11,235
Total Investments	$8,843,841	$(325,656)	$63,081	$152,965	$1,305,288	—	$(825,219)	$9,214,300

**	Transferred out of Level 3 because more observable inputs were available to determine price and therefore was transferred into Level 2 during the three months ended March 31, 2010.

The net change in unrealized appreciation/depreciation of investments which the Fund held at March 31, 2010 was $1,017,850.

Item 2.	Controls and Procedures

(a)	The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a)	Exhibit 99.302 Cert.—Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PCM Fund, Inc.

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: May 18, 2010

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: May 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: May 18, 2010

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: May 18, 2010